Share-based Payments - Additional Information (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2015
Disclosure Of Share Based Payments [Line Items]
Weighted-average contractual life for stock options outstanding		2 years 10 months 24 days	2 years 10 months 24 days	3 years 3 months 18 days
Weighted-average share price at exercise for options exercised | $		$ 141.82	$ 152.33	$ 57.53
weighted-average fair value of options granted | $		$ 34.63	$ 39.23	$ 18.05
Increase decrease in expected volatility rate		10.00%
Increase decrease in expected life		one year
Employee Stock Option Plans ("ESOP")
Disclosure Of Share Based Payments [Line Items]
Description of share based payment		Under the Employee Stock Option Plans (“ESOP”), stock options of the Company are granted to executives and certain employees of the Group. For options granted prior to January 1, 2016, the exercise price is equal to the fair value of the shares on grant date for employees in the United States and for U.S. citizens and fair value less 30% for the rest of the world. The value of the discount is included in the grant date fair value of the award. For options granted thereafter under these ESOP plans, the exercise price of the options is equal to the fair value of the shares on grant date for all employees. Generally, the first vesting period (13.5% – 25% of the initial grant) is up to one year from the grant date and subsequently vests at a rate of 6.25% each quarter until fully vested. The exercise price for options is payable in the EUR value of a fixed USD amount; therefore, the Group considers these awards to be USD-denominated. The options are generally granted with a term of five years. During 2019, the Company implemented a new ESOP and Director Stock Option Plan, under which stock options of the Company are granted to executives and employees of the Group and to members of the Company’s Board of Directors, respectively. For options granted under the 2019 plans, the exercise price is equal to the fair value of the ordinary shares on grant date or equal to 150% of the fair value of the ordinary shares on grant date. The exercise price is included in the grant date fair value of the award. The options granted to participants under the 2019 programs have a first vesting period of three or eight months from date of grant and vest monthly or annually thereafter until fully vested. The options are granted with a term of five years.
Description of share based payments award, options exercise price					the exercise price is equal to the fair value of the shares on grant date for employees in the United States and for U.S. citizens and fair value less 30% for the rest of the world.
Options granted period		5 years
Employee Stock Option Plans ("ESOP") | 2019 Plans
Disclosure Of Share Based Payments [Line Items]
Options granted period		5 years
Percentage of fair value of ordinary shares		150.00%
Employee Stock Option Plans ("ESOP") | Vesting Tranche After First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting percentage		6.25%
Employee Stock Option Plans ("ESOP") | Bottom of Range | 2019 Plans
Disclosure Of Share Based Payments [Line Items]
Vesting period		3 months
Employee Stock Option Plans ("ESOP") | Bottom of Range | First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting percentage		13.50%
Employee Stock Option Plans ("ESOP") | Top of Range | 2019 Plans
Disclosure Of Share Based Payments [Line Items]
Vesting period		8 months
Employee Stock Option Plans ("ESOP") | Top of Range | First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting percentage		25.00%
Restricted Stock Units
Disclosure Of Share Based Payments [Line Items]
Number of shares granted		715,224	14,383	80,920
Restricted Stock Units | 2019 Plans
Disclosure Of Share Based Payments [Line Items]
Vesting period		4 years
Restricted Stock Units | Bottom of Range | 2019 Plans
Disclosure Of Share Based Payments [Line Items]
Vesting period		3 months
Restricted Stock Units | Top of Range | 2019 Plans
Disclosure Of Share Based Payments [Line Items]
Vesting period		8 months
Other Contingently Issuable Shares
Disclosure Of Share Based Payments [Line Items]
Number of shares granted		162,320	0	0
Other Contingently Issuable Shares | Anchor
Disclosure Of Share Based Payments [Line Items]
Vesting period	4 years
Number of shares granted		162,320
Grant date fair value of each equity instrument | $		$ 145.21
Restricted Stock Awards
Disclosure Of Share Based Payments [Line Items]
Number of shares granted		0	0	61,880
Restricted Stock Awards | 2017 Acquiree
Disclosure Of Share Based Payments [Line Items]
Number of shares issued				61,880
Restricted Stock Awards | Bottom of Range | 2017 Acquiree
Disclosure Of Share Based Payments [Line Items]
Vesting period				2 years
Restricted Stock Awards | Top of Range | 2017 Acquiree
Disclosure Of Share Based Payments [Line Items]
Vesting period				3 years